Summary of Significant Accounting Policies (Details) - Schedule of Contributed to ESOP - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Contributed to Esop [Abstract]
Allocated shares	110,660	110,660
Shares committed to be released
Unearned shares
Total ESOP shares	110,660	110,660
Fair value of unearned shares at end of period (in Dollars)